EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net earnings - basic and diluted	$ 400,865	$ 533,580
Basic earnings per share:
Basic weighted average number of common shares outstanding (in shares)	162,928,000	175,938,000
Basic earnings per share (in dollars per share)	$ 2.46	$ 3.03
Diluted earnings per share:
Basic weighted average number of common shares outstanding (in shares)	162,928,000	175,938,000
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	251,000	286,000
Diluted weighted average number of common shares outstanding (in shares)	163,179,000	176,224,000
Diluted earnings per share (in dollars per share)	$ 2.46	$ 3.03